Selected Quarterly Financial Data (Unaudited) (Detail) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Data [Abstract]
Revenues	$ 100,136	$ 185,000	$ 123,000	$ 102,000	$ 95,038	$ 68,000	$ 89,000	$ 104,000	$ 120,000	$ 505,404	$ 381,072
Operating expenses	4,755,159	3,969,000	5,921,000	5,990,000	10,220,684	9,850,000	10,013,000	10,084,000	10,579,000	26,101,201	40,526,683
Net loss attributable to common stockholders	$ (4,792,237)	$ (2,576,000)	$ (4,298,000)	$ (8,052,000)	$ (10,005,597)	$ (8,554,000)	$ (10,197,000)	$ (10,208,000)	$ (10,269,000)	$ (24,930,984)	$ (39,227,959)
Net loss per common share - basic (in dollars per share)	$ (1.04)	$ (0.77)	$ (1.41)	$ (3.12)	$ (3.88)	$ (3.35)	$ (4.03)	$ (4.09)	$ (4.14)	$ (8.63)	$ (15.60)
Net loss per common share - diluted (in dollars per share)	$ (1.04)	$ (0.77)	$ (1.41)	$ (3.12)	$ (3.88)	$ (3.34)	$ (4.03)	$ (4.09)	$ (4.09)	$ (8.63)	$ (15.55)
Shares used in the calculation of net loss attributable to common stockholders - basic (in shares)	4,613,704	3,348,506	3,038,806	2,582,645	2,580,085	2,553,287	2,528,315	2,496,504	2,479,599	2,890,031	2,514,570
Shares used in the calculation of net loss attributable to common stockholders - diluted (in shares)	4,613,704	3,348,506	3,038,806	2,582,645	2,580,085	2,559,329	2,528,315	2,496,504	2,509,032	2,890,031	2,523,439